31. COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	R$ 2,108,961	R$ 2,603,716
Minimum future payments of take-or-pay contracts	8,287,106
2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	1,913,292
2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	1,262,324
2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	1,251,927
After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	3,859,563
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	946,865	1,555,398
Minimum future payments of take-or-pay contracts	7,062,394
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,195,158
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [member] | 2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,195,508
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [member] | 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,195,508
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [member] | After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,476,220
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon and Iron Ore Pellets [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	1,044,380	959,362
Minimum future payments of take-or-pay contracts	918,971
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon and Iron Ore Pellets [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	674,378
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon and Iron Ore Pellets [member] | 2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	28,530
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon and Iron Ore Pellets [member] | 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	24,779
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon and Iron Ore Pellets [member] | After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	191,284
Processing of slag generated during pig iron and steel production [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	75,863	56,024
Minimum future payments of take-or-pay contracts	25,190
Processing of slag generated during pig iron and steel production [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	13,240
Processing of slag generated during pig iron and steel production [member] | 2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	9,298
Processing of slag generated during pig iron and steel production [member] | 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	2,652
Processing of slag generated during pig iron and steel production [member] | After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	0
Manufacturing, Repair, Recovery and Production of Ingot Casting Machine Units [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	7,674	5,930
Minimum future payments of take-or-pay contracts	480
Manufacturing, Repair, Recovery and Production of Ingot Casting Machine Units [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	480
Oil Storage and Handling [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	1,900
Minimum future payments of take-or-pay contracts	5,226
Oil Storage and Handling [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,608
Oil Storage and Handling [member] | 2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,608
Oil Storage and Handling [member] | 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,608
Oil Storage and Handling [member] | After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	402
Labor and Consultancy Services [member]
DisclosureOfCommitmentsLineItems [Line Items]
Take-or-pay contracts	32,279	R$ 27,002
Minimum future payments of take-or-pay contracts	274,845
Labor and Consultancy Services [member] | 2021 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	28,428
Labor and Consultancy Services [member] | 2022 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	27,380
Labor and Consultancy Services [member] | 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	27,380
Labor and Consultancy Services [member] | After 2023 [member]
DisclosureOfCommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	R$ 191,657